Loans and Interest Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of delinquency status of the principal amount of loans and interest receivable
The following tables present our estimate of the principal amount of merchant loans, advances, and interest and fees receivable past their original expected or contractual repayment period.

December 31, 2018(1)
(In millions)
Within Original Expected Repayment Period	30 - 59 Days Greater	60 - 89 Days Greater	90 - 180 Days Greater	180+ Days	Total Past Original Expected Repayment Period	Total
$1,706	$66	$32	$57	$13	$168	$1,874
(1) Excludes $30 million of loan receivables related to iZettle merchant receivables.

December 31, 2017
(In millions)
Within Original Expected Repayment Period	30 - 59 Days Greater	60 - 89 Days Greater	90 - 180 Days Greater	180+ Days	Total Past Original Expected Repayment Period	Total
$884	$44	$28	$43	$13	$128	$1,012

The following tables present the delinquency status of the principal amount of consumer loans and interest receivable. The amounts shown below are based on the number of days past the billing date to the consumer. Current represents balances that are within 30 days of the billing date. Amounts as of December 31, 2018 and 2017 represent loans and interest receivable due from consumer accounts, of which approximately 94.9% and 96.0%, respectively, were current.

December 31, 2018
(In millions)
Current	30 - 59 Days	60 - 89 Days	90 - 180 Days	Total Past 30 days	Total
$668	$18	$6	$12	$36	$704

December 31, 2017
(In millions)
Current	30 - 59 Days	60 - 89 Days	90 - 180 Days	Total Past 30 days	Total
$313	$7	$2	$4	$13	$326

Schedule of allowance for loans and interest receivable, net of participating interest sold
The following table summarizes the activity in the allowance for consumer loans and interest receivable for the years ended December 31, 2018 and 2017:

	December 31, 2018			December 31, 2017(1)
	Consumer Loans Receivable	Interest Receivable	Total Allowance(2)	Consumer Loans Receivable	Interest Receivable	Total Allowance
	(In millions)
Beginning Balance	$57	$6	$63	$265	$40	$305
Reversal of allowance related to loans and interest receivable, held for sale	—	—	—	(283)	(39)	(322)
Provisions	53	8	61	406	113	519
Charge-offs	(83)	(11)	(94)	(362)	(108)	(470)
Recoveries	—	—	—	31	—	31
Ending Balance	$27	$3	$30	$57	$6	$63
(1) Beginning balances, provisions and charge-offs include amounts related to loans and interest receivable, held for sale portfolio prior to its designation as held for sale.
(2) Beginning balance includes approximately $50 million of U.S. consumer credit receivables that were fully reserved and have been charged off as of December 31, 2018.

The following table summarizes the activity in the allowance for merchant loans, advances, and interest and fees receivable, for the years ended December 31, 2018 and 2017:

	December 31, 2018(1)			December 31, 2017
	Merchant Loans and Advances	Interest & Fees Receivable	Total Allowance	Merchant Loans and Advances	Interest & Fees Receivable	Total Allowance
	(In millions)
Beginning Balance	$52	$7	$59	$28	$3	$31
Provisions	162	20	182	65	12	77
Charge-offs	(113)	(12)	(125)	(46)	(8)	(54)
Recoveries	10	—	10	5	—	5
Ending Balance	$111	$15	$126	$52	$7	$59

(1) Excludes allowance related to iZettle merchant receivables.